ACCOUNTS PAYABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Trade payables	1,624	866
Fair value of derivative contracts (Note 23)	749	357
Dividends payable	345	328
Deferred Income Tax Liabilities (Note 16)	4	26
Regulatory Liabilities (Note 9)	30	7
Liabilities related to assets held for sale (Note 6)	0	5
Other	143	552
Accounts payable and other	2,895	2,141